Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Commitments to Purchase Mineral Stream

The following table summarizes the Company’s commitments to make per-ounce cash payments for silver, gold and palladium and per pound cash payments for cobalt to which it has the contractual right pursuant to the precious metal purchase agreements:

	Attributable Payable Production to be Purchased								Per Unit of Measurement Cash Payment [1,2]										Term of Agreement	Date of Original Contract
Mineral Stream Interests	Silver		Gold		Palladium		Cobalt		Silver		Gold		Palladium			Cobalt
San Dimas	0	% ³	50	% ³	0%		0%		n/a		$600		$	n/a		$	n/a		Life of Mine	10-May-18
Peñasquito	25%		0%		0%		0%		$4.17		n/a			n/a			n/a		Life of Mine	24-Jul-07
Salobo	0%		75%		0%		0%		n/a		$400			n/a			n/a		Life of Mine	28-Feb-13
Sudbury	0%		70%		0%		0%		n/a		$400			n/a			n/a		20 years	28-Feb-13
Antamina	33.75%		0%		0%		0%		variable	[4]	n/a			n/a			n/a		Life of Mine	3-Nov-15
Constancia	100%		50	% [5]	0%		0%		$5.90	[6]	$400	[6]		n/a			n/a		Life of Mine	8-Aug-12
Stillwater	0%		100%		4.5	% [7]	0%		n/a		variable	[8]		variable	[8]		n/a		Life of Mine	16-Jul-18
Voisey’s Bay	0%		0%		0%		42.4	% [9]	n/a		n/a			n/a			variable	[10]	Life of Mine	11-Jun-18
Other
Los Filos	100%		0%		0%		0%		$4.34		n/a			n/a			n/a		25 years	15-Oct-04
Zinkgruvan	100%		0%		0%		0%		$4.34		n/a			n/a			n/a		Life of Mine	8-Dec-04
Yauliyacu	100	% ¹¹	0%		0%		0%		$8.85	¹²	n/a			n/a			n/a		Life of Mine	23-Mar-06
Stratoni	100%		0%		0%		0%		$6.77	¹³	n/a			n/a			n/a		Life of Mine	23-Apr-07
Minto	100%		100	% [14]	0%		0%		$4.18		$322	[15]		n/a			n/a		Life of Mine	20-Nov-08
Neves-Corvo	100%		0%		0%		0%		$4.26		n/a			n/a			n/a		50 years	5-Jun-07
Aljustrel	100	% [16]	0%		0%		0%		variable	[17]	n/a			n/a			n/a		50 years	5-Jun-07
Keno Hill	25%		0%		0%		0%		variable	[18]	n/a			n/a			n/a		Life of Mine	2-Oct-08
Pascua-Lama	25%		0%		0%		0%		$3.90		n/a			n/a			n/a		Life of Mine	8-Sep-09
Rosemont	100%		100%		0%		0%		$3.90		$450			n/a			n/a		Life of Mine	10-Feb-10
Loma de La Plata	12.5%		0%		0%		0%		$4.00		n/a			n/a			n/a		Life of Mine	n/a	[19]
777	100%		50%		0%		0%		$6.14	[6]	$416	[6]		n/a			n/a		Life of Mine	8-Aug-12
Early Deposit
Toroparu	50%		10%		0%		0%		$3.90		$400			n/a			n/a		Life of Mine	11-Nov-13
Cotabambas	100	% [20]	25	% [20]	0%		0%		$5.90		$450			n/a			n/a		Life of Mine	21-Mar-16
Kutcho	100	% ²¹	100	% ²¹	0%		0%		variable	²²	variable	²²		n/a			n/a		Life of Mine	12-Dec-17

1)	Subject to an annual inflationary adjustment with the exception of Loma de La Plata and Sudbury.
2)

All amounts are measured on a per ounce basis with the exception of cobalt which is measured on a per pound basis. Should the prevailing market price for the applicable metal be lower than this amount, the per ounce or per pound cash payment will be reduced to the prevailing market price, with the exception of Yauliyacu where the per ounce cash payment will not be reduced below $4.35 per ounce, subject to an annual inflationary factor.

3)

Under the terms of the San Dimas precious metal purchase agreement, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.

4)	The Company is committed to pay Glencore 20% of the spot price of silver for each ounce of silver delivered under the Antamina silver purchase agreement.
5)	Gold recoveries will be set at 55% for the Constancia deposit and 70% for the Pampacancha deposit until 265,000 ounces of gold have been delivered to the Company.
6)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40-year term.
7)

The Company is committed to purchase 4.5% of Stillwater palladium production until 375,000 ounces are delivered to the Company, thereafter 2.25% of Stillwater palladium production until 550,000 ounces are delivered to the Company and 1% of Stillwater palladium production thereafter for life of mine.

8)

The Company is committed to pay Sabanye 18% of the spot price of gold and palladium for each ounce of gold and palladium delivered under the Stillwater precious metal purchase agreement until such time as the upfront cash payment is reduced to $NIL and 22% of the spot price thereafter.

9)	Once the Company has received 31 million pounds of cobalt, the Company’s attributable cobalt production to be purchased will be reduced to 21.2%.
10)

The Company is committed to pay Vale 18% of the spot price of cobalt per pound of cobalt delivered under the agreement until such time as the upfront cash payment is reduced to $NIL, and 22% of the spot price thereafter.

11)	Wheaton is committed to purchase from Glencore a per annum amount equal to the first 1.5 million ounces of payable silver produced at Yauliyacu and 50% of any excess.
12)

Should the market price of silver exceed $20 per ounce, in addition to the $8.85 per ounce, the Company is committed to pay Glencore an additional amount for each ounce of silver delivered equal to 50% of the excess, to a maximum of $10 per ounce, such that when the market price of silver is $40 or above, the Company will pay Glencore $18.85 per ounce of silver delivered.

13)

In October 2015, in order to incentivize additional exploration and potentially extend the limited remaining mine life of Stratoni, Wheaton and Eldorado Gold agreed to modify the Stratoni silver purchase agreement. The primary modification is to increase the production price per ounce of silver delivered to Wheaton over the current fixed price by one of the following amounts: (i) $2.50 per ounce of silver delivered if 10,000 meters of drilling is completed outside of the existing ore body and within Wheaton’s defined area of interest (“Expansion Drilling”); (ii) $5.00 per ounce of silver delivered if 20,000 meters of Expansion Drilling is completed; and (iii) $7.00 per ounce of silver delivered if 30,000 meters of Expansion Drilling is completed. Drilling in all three cases must be completed by December 31, 2020, in order for the agreed upon increase in production price to be initiated. The figures in the above table reflect the fact that Eldorado completed 10,000 meters of Expansion Drilling in July 2018.

14)	The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter.
15)	The production payment per ounce of gold delivered to Wheaton is to be increased over the current fixed price in periods where the market price of copper is lower than $2.50 per pound.
16)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
17)

During the second quarter of 2018, the Company agreed to amend the precious metal purchase agreement with Almina to increase the production payments to 50% of the amount received under the respective concentrate sales contracts and to fix silver payable rates for a period of two years and limit rate decreases thereafter.

18)	The production payment related to the Keno Hill silver interest is a function of the silver head grade and silver spot price in the month in which the silver is produced.
19)	Terms of the agreement not yet finalized.
20)

Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production to be purchased will decrease to 66.67% of silver production and 16.67% of gold production for the life of mine.

21)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of silver and gold production for the life of mine.
22)	The Company is committed to pay Kutcho 20% of the spot price of silver and gold for each ounce of silver and gold delivered under the Kutcho Early Deposit Agreement.

Summary of Other Contractual Obligations and Contingencies

Other Contractual Obligations and Contingencies

	Obligations With Scheduled Payment Dates
(in thousands)	2018	2019 - 2021	2022 - 2023	After 2023	Sub-Total	Other Commitments	Total
Bank debt [1]	$—	$—	$956,500	$—	$956,500	$—	$956,500
Interest [2]	17,558	122,593	47,466	—	187,617	—	187,617
Mineral stream interest payments [3]
Rosemont [4]	—	—	—	—	—	231,150	231,150
Loma de La Plata	—	—	—	—	—	32,400	32,400
Toroparu	—	—	—	—	—	138,000	138,000
Cotabambas	750	4,500	2,500	—	7,750	126,000	133,750
Kutcho	3,500	—	—	—	3,500	58,000	61,500
Stillwater [5]	502,500	—	—	—	502,500	—	502,500
Operating leases	634	3,262	1,728	1,148	6,772	—	6,772

Total contractual obligations	$524,942	$130,355	$1,008,194	$1,148	$1,664,639	$585,550	$2,250,189

1)	At June 30, 2018, the Company had $957 million drawn and outstanding on the Revolving Facility.
2)

As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at June 30, 2018 does not change until the debt maturity date.

3)	Does not reflect the contingent payment due related to the Salobo gold purchase agreement (see the Salobo section on the following page).
4)	Includes contingent transaction costs of $1 million.
5)	Includes contingent transaction costs of $3 million

Summary of Current Status of CRA

For ease of reference, the following provides an overview of the current status of CRA matters relating to income earned by the Company’s foreign subsidiaries outside of Canada:

Taxation Years	CRA Position/Status	Potential Income Inclusion	Potential Income Tax Payable (1)	Payments Made	Timing
2005-2010	Transfer pricing provisions of the Act should apply such that Wheaton’s income subject to tax in Canada should be increased by an amount equal to substantially all of the income earned outside of Canada by Wheaton’s foreign subsidiaries.	CRA has reassessed Wheaton and is seeking to increase Wheaton’s income subject to tax in Canada by Cdn$715 million.	CRA has reassessed Wheaton and is seeking to impose income tax of $153 million (Cdn$201 million).(2),(3)	Wheaton has posted security in the form of letters of guarantee totaling $162 million (Cdn$213 million) reflecting 50% of all assessed tax, penalties and interest accrued to March 15, 2019.(3),(4)	An appeal in the Tax Court of Canada commenced January 8, 2016. Trial scheduled to commence mid-September 2019 for a two month period.

2011-2015	CRA commenced an audit of 2011-2015 taxation years. CRA has not issued a proposal or reassessment.	If CRA were to reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to increase Wheaton’s income subject to tax in Canada by approximately $1.9 billion.(5), (8)	If CRA were to reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to impose income tax of approximately $384 million (Cdn$505 million).(5), (6), (8)	N/A	Time to complete CRA audit unknown.

2016-2017	Remains open to audit by CRA.	If CRA were to audit and then reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to increase Wheaton’s income subject to tax in Canada by approximately $580 million.(5), (8)	If CRA were to reassess on a similar basis as 2005-2010 taxation years, the Company estimates CRA would seek to impose income tax of approximately $149 million (Cdn$197 million).(5),(7),(8)	N/A	N/A

1)

For the taxation years ended after December 31, 2010, the Company files its Canadian tax returns in US dollars. However, taxes payable, if any, are payable in Canadian dollars based on the exchange rate applicable on the original payment due date. As a result, the US dollar amounts reflected in the table above are subject to fluctuations in the value of the Canadian dollar relative to the US dollar. Canadian dollar amounts in this table have been converted to US dollars at the exchange rate applicable at the balance sheet date as quoted by the Bank of Canada.

2)

For the 2005-2010 taxation years, transfer pricing penalties of $54 million (Cdn$72 million) and interest and other penalties of $61 million (Cdn$81 million) were also assessed by the CRA. The total reassessment issued on September 24, 2015 was $268 million (Cdn$353 million). Additional interest accruing to December 31, 2017 on the total amount reassessed is estimated at $34 million (Cdn$45 million) for the 2005-2010 taxation years.

3)

As a consequence of the CRA’s reassessment of the 2005-2010 taxation years and the 2013 Domestic Reassessment, CRA reassessed the 2011 and 2012 taxation years to amend the non-capital losses available to offset the taxable income of $12 million and $14 million, respectively. As a result of the 2013 Domestic Reassessment, additional tax, interest, and penalties of about $1.6 million (Cdn$2.2 million) was owing for the 2011 and 2012 taxation years. The Company will be filing Notices of Objection with respect to these reassessments and accordingly, the Company will be required to pay 50% of the additional amounts owing. These reassessments do not relate to the CRA international audit of the 2011-2015 taxation years.

4)	Estimates of interest given as of the date stated. Interest accrues until payment date.
5)

The estimates of income inclusion and tax payable are computed on the basis that the cost of precious metal acquired under the PMPAs is equal to the cash cost plus an amortized amount of the up-front payment and without taking into account any available Canadian non-capital losses.

6)

If CRA were to reassess the 2011-2015 taxation years and continue to apply transfer pricing penalties, management estimates that transfer pricing penalties of approximately $187 million and interest (calculated to December 31, 2017) and other penalties of approximately $110 million (Cdn$145 million) may be applicable for the 2011-2015 taxation years.

7)

If CRA were to reassess the 2016-2017 taxation years and continue to apply transfer pricing penalties, management estimates that transfer pricing penalties of approximately $58 million and interest (calculated to December 31, 2017) and other penalties of approximately $9 million (Cdn$12 million) may be applicable for the 2016-2017 taxation years.

8)

If the cost of precious metal acquired under the PMPAs is equal to the market value of precious metal while the deposit is outstanding (where applicable to an agreement), and the cash cost thereafter, the estimated amounts for the 2011 – 2015 taxation years would be as follows: (i) income inclusion of $1.6 billion; (ii) tax payable of $331 million (Cdn$435 million); (iii) transfer pricing penalties (if applied) of $161 million; and (iv) interest and other penalties of $93 million (Cdn$123 million). On this basis, the estimated amounts for the 2016 – 2017 taxation years would be as follows: (i) income inclusion of $260 million; (ii) tax payable of $68 million (Cdn$89 million); (iii) transfer pricing penalties (if applied) of $26 million; and (iv) interest and other penalties of $4 million (Cdn$6 million).